OTHER CURRENT ASSETS - Summary of other current assets (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Other Assets [Abstract]
Receivable from sales of buildings under construction			¥ 100,300
Due from a service provider	¥ 36,100		23,326
Deposit for share settlement	21,341	$ 3,000	19,279
Others	1,588		438
Total	¥ 59,029	$ 8,298	¥ 143,343